PROSPECTUS

FEDERATED MASTER TRUST

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which
the Fund Invests?                                         4
What are the Specific Risks of Investing in the Fund?     6
What do Shares Cost?                                      6
How is the Fund Sold?                                     7
How to Purchase Shares                                    7
How to Redeem Shares                                      8
Account and Share Information                             9
Who Manages the Fund?                                    10
Financial Information                                    10
Independent Auditors' Report                             22



NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE


JANUARY 31, 2000


Risk/Return Summary


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.



  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



RISK/RETURN BAR CHART AND TABLE


The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Master Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 8.11%, 5.98%, 3.61%, 2.90%, 3.99%, 5.73%, 5.15%, 5.20%, 5.28% and 4.90% respectively.


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. Within the period shown in the Chart, the Fund's highest quarterly return was 1.99% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).



Average Annual Total Return Table


The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                            Fund
1 Year                                                      4.90%
5 Years                                                     5.27%
10 Years                                                    5.09%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.26%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Federated Master Trust before its reorganization as a portfolio of Money Market Obligations Trust on April 26, 1999.



What are the Fund's Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.


Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)         None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price).      None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/1/
0.40%
Distribution (12b-1)
Fee                                                                                                       None
Shareholder Services
Fee/2/                                                                                                    0.25%
Other
Expenses
0.13%
Total Annual Fund Operating
Expenses                                                                                           0.78%
Total Waiver of Fund Expenses
(contractual)                                                                                    0.33%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                                    0.45%


/1/ Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.27% for the fiscal year ended November 30, 1999. Shareholders must approve any change to the contractual waiver.
/2/ The shareholder services fee has been reduced. The shareholder services fee paid by the Fund (after the reduction) was 0.05% for the fiscal year ended November 30, 1999.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                                                     $   46
3 Years                                                    $  144
5 Years                                                    $  252
10 Years                                                   $  567




What are the Fund's Investment Strategies?


The Fund invests primarily in a portfolio of short- term, high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The Fund will have a dollar- weighted average portfolio maturity of 90 days or less.

  The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Industry Concentration
The Fund may invest 25% or more of its assets in domestic bank instruments.


What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

 The following describes the types of fixed income securities in which the Fund may invest.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER


Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Asset Backed Securities


Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may also take the form of commercial paper, notes or pass through certificates.


Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non- U.S. branches of U.S. or foreign banks.


Credit Enhancement


Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

 Repurchase agreements are subject to credit risks.


INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.


What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.


CREDIT RISK

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

  Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet is obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.



SECTOR RISKS


A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


What do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.


  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before 3:00 p.m.
   (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number

 Nominee/Institution Name
 Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.
  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

 Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317 All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.


  A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .   an electronic transfer to your account at a financial institution that is an ACH member; or
 .   wire payment to your account at a domestic commercial bank that is a
    Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
 .   to allow your purchase to clear;
 .   during periods of market volatility; or
 .   when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

ACCOUNT ACTIVITY
You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information



FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.



Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                           1999             1998               1997
1996              1995
Net Asset Value, Beginning of Period           $   1.00         $   1.00           $   1.00          $
1.00          $   1.00
Income from Investment
Operations:
Net investment income                              0.05             0.05               0.05
0.05              0.06
Less
Distributions:
Distributions from net investment income          (0.05)           (0.05)             (0.05)
(0.05)            (0.06)
Net Asset Value, End of Period                 $   1.00         $   1.00           $   1.00          $
1.00          $   1.00
Total Return/1/                                    4.86%            5.33%              5.27%
5.18%             5.73%

Ratios to Average Net
Assets:
Expenses                                           0.45%            0.45%              0.45%
0.45%             0.46%
Net investment income                              4.73%            5.22%              5.16%
5.04%             5.59%
Supplemental
Data:
Net assets, end of period (000 omitted)        $358,670         $465,134           $494,399
$626,764          $729,144


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1999

Principal
Value
Amount
                      ASSET-BACKED SECURITIES-1.4%
                      Finance - Automotive-0.7%
$   1,171,563         Honda Auto Lease Trust 1999-A, Class A1, 5.445%,
8/15/2000                                   $    1,171,563
    1,481,225         Toyota Auto Receivables 1999-A Owner Trust, Class 1, 5.365%,
8/11/2000                            1,481,225

TOTAL                                                                                             2,652,788
                      Finance -
Equipment-0.7%
      522,508         Caterpillar Financial Asset Trust 1999-A, Class 1, 5.365%,
7/25/2000                                522,508
    1,686,699         Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%,
10/18/2000                                 1,686,699
      313,410         Heller Equipment Asset Receivables Trust 1999-1, Class A1, 4.948%,
5/13/2000                        313,410

TOTAL                                                                                             2,522,617
                      TOTAL ASSET-BACKED
SECURITIES                                                                     5,175,405
                      CERTIFICATES OF
DEPOSIT-6.1%

Banking-6.1%
    5,000,000         Bank of Montreal, 5.200%,
5/12/2000                                                               4,998,925
   10,000,000         Canadian Imperial Bank of Commerce, 5.000% - 5.270%, 1/27/2000 -
3/3/2000                         9,998,916
    2,000,000         Svenska Handelsbanken, Stockholm, 5.150%,
3/20/2000                                               1,999,826
    5,000,000         UBS AG, 5.080% - 5.250%, 1/13/2000 -
3/10/2000                                                    5,000,226
                      TOTAL CERTIFICATES OF
DEPOSIT                                                                    21,997,893
                      COMMERCIAL
PAPER-39.0%1

Banking-23.2%
    3,000,000         Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 6.030%,
2/2/2000                          2,968,343
   10,000,000         Barclays US Funding Corp., (Guaranteed by Barclays Bank PLC, London), 10.000%,
1/3/2000           9,991,667
   18,000,000         Cregem North America, Inc., (Guaranteed by Credit Communal de Belgique,
Brussles),               17,960,771
                      5.350% - 5.920%, 12/2/1999 -
2/14/2000
   18,000,000         Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 5.890%,
3/1/2000                    17,732,005
    5,000,000         Greenwich Funding Corp., 4.930% - 5.930%, 1/18/2000 -
2/1/2000                                    4,959,299
   10,000,000         Park Avenue Receivables Corp., 5.900%,
2/10/2000                                                  9,883,639
   13,000,000         UBS Finance (Delaware), Inc., (UBS AG LOC), 4.860% - 5.360%, 12/6/1999 -
12/23/1999              12,979,194
    2,000,000         Westpac Capital Corp., (Guaranteed by Westpac Banking Corp. Ltd.,
Sydney),                        1,950,700

5.800%,5/2/2000
    5,000,000         Wood Street Funding Corp., 6.000%,
1/28/2000                                                      4,951,667

TOTAL                                                                                            83,377,285
                      COMMERCIAL PAPER-continued/1/
                      Consumer
Products-1.1%
$   4,000,000         Diageo Capital PLC, (Guaranteed by Diageo PLC), 5.700%,
1/31/2000                            $    3,961,367
                      Finance -
Commercial-10.8%
   13,000,000         Asset Securitization Cooperative Corp., 5.750% - 5.900%, 1/31/2000 -
2/24/2000                   12,859,299
    4,000,000         General Electric Capital Corp., 5.920%,
2/25/2000                                                 3,943,431
   10,067,000         Receivables Capital Corp., 5.940%,
1/28/2000                                                      9,970,659
   10,000,000         Sheffield Receivables Corp., 5.950%,
2/11/2000                                                    9,881,000
    2,000,000         Sigma Finance, Inc., 6.030%,
2/4/2000                                                             1,979,958

TOTAL                                                                                            38,634,347
                      Finance -
Retail-0.8%
    3,000,000         CommoLoCo, (Guaranteed by American General Finance Corp.), 5.940%,
1/26/2000                      2,974,613

Insurance-1.7%
    1,000,000         CXC, Inc., 5.940%,
1/27/2000                                                                        990,595
    5,000,000         Marsh USA Inc., 5.980%,
2/16/2000                                                                 4,940,325

TOTAL                                                                                             5,930,920
                      Pharmaceuticals and Health
Care-1.4%
    5,000,000         American Home Products Corp., 5.700%,
2/9/2000                                                    4,944,583
                      TOTAL COMMERCIAL
PAPER                                                                          139,823,115
                      CORPORATE
NOTES-11.5%

Banking-2.3%
    3,000,000         First National Bank of Chicago, 6.025%,
11/13/2000                                                2,998,151
    2,000,000         First National Bank of Chicago, 6.070%,
10/10/2000                                                1,999,179
    3,000,000         First National Bank of Chicago, 6.163%,
10/16/2000                                                2,998,809

TOTAL                                                                                             7,996,139

Brokerage-2.8%
   10,000,000         Goldman Sachs Group, LP, 6.000%,
3/14/2000                                                       10,000,000
                      Finance -
Commercial-6.4%
   21,000,000         Beta Finance, Inc., 5.000%, - 5.200% 1/20/2000
5/10/2000                                         21,000,000
    2,000,000         Sigma Finance, Inc., 6.000%,
8/11/2000                                                            2,000,000

TOTAL                                                                                            23,000,000
                      TOTAL CORPORATE
NOTES                                                                            40,996,139
                      LOAN
PARTICIPATION-9.0%
                      Electrical
Equipment-0.9%
    3,100,000         Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.),
6.120%,                3,100,000

5/17/2000
                      LOAN
PARTICIPATION-continued

Electronics-5.3%
$  19,000,000         Hewlett-Packard Co., 5.460%, 12/8/1999 -
12/10/1999                                          $   19,000,000
                      Finance -
Automotive-2.8%
   10,000,000         General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General
Motors                   10,000,000
                      Acceptance Corp.), 5.448%,
12/1/1999
                      TOTAL LOAN
PARTICIPATION                                                                         32,100,000
                      NOTES - VARIABLE-28.3%/3/

Banking-10.6%
      645,000         Dave White Chevrolet, Inc., Series 1996, (Huntington National Bank, Columbus, OH
LOC),              645,000
                      5.960%,
12/2/1999
   25,000,000      /2/Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche
Landesbank                    25,000,000
                      Girozentrale Swap Agreement), 5.448%,
12/15/1999
    4,807,887      /2/Rabobank Optional Redemption Trust, Series 1997-101, 6.186%,
2/15/99                              4,807,887
    5,000,000         Three Rivers Funding Corp., 5.910%,
2/17/2000                                                     5,000,000
    1,485,000         White Brothers Properties, Series 1996, (Huntington National Bank, Columbus, OH
LOC),             1,485,000
                      5.960%,
12/2/1999
    1,135,000         Winona Lake, IN, Series 1999 B, Grace Villiage, (Firstar Bank, Milwaukee LOC),
4.000%,            1,135,000

12/2/1999

TOTAL                                                                                            38,072,887

Brokerage-2.6%
    4,700,000         Morgan Stanley, Dean Witter & Co., 5.860%,
2/4/2000                                               4,700,000
    4,700,000         Morgan Stanley, Dean Witter & Co., 5.910%,
2/4/2000                                               4,700,000

TOTAL                                                                                             9,400,000
                      Finance -
Automotive-1.3%
    4,700,000         General Motors Acceptance Corp., 5.860%,
3/7/2000                                                 4,700,000
                      Finance -
Commercial-4.5%
   11,000,000         Sigma Finance, Inc., 5.625%,
12/27/1999                                                          11,000,000
    3,000,000         Sigma Finance, Inc., 5.860%,
11/30/1999                                                           3,000,000
    2,000,000         Sigma Finance, Inc., 6.030%,
3/22/2000                                                            2,000,000

TOTAL                                                                                            16,000,000

Insurance-9.3%
    2,000,000         Aspen Funding Corp., (Insured by MBIA Insurance Corp.), 5.456%,
1/18/2000                         2,000,000
    2,000,000         GE Life and Annuity Assurance Co., 5.593%,
11/30/1999                                             2,000,000
    6,283,194      /2/Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes, (Guaranteed by
AMBAC            6,283,194
                      Financial Group, Inc.), 5.486%,
12/28/1999
   20,000,000         Monumental Life Insurance Co., 5.670%,
12/1/1999                                                 20,000,000
                      NOTES - VARIABLE-continued/3/

Insurance-continued
$   3,000,000         Security Life of Denver Insurance Co., 6.359%,
2/10/2000                                     $    3,000,000

TOTAL                                                                                            33,283,194
                      TOTAL NOTES -
VARIABLE                                                                          101,456,081
                      REPURCHASE AGREEMENTS-13.0%/4/
   15,000,000         Deutsche Bank Financial, Inc., 5.740%, dated 11/30/1999, due
12/1/1999                           15,000,000
   11,600,000         Bank of America, 5.780%, dated 11/30/1999, due
12/1/1999                                         11,600,000
   10,000,000         Donaldson, Lufkin and Jenrette Securities Corp., 5.680%, dated 11/30/1999,
due                   10,000,000

12/1/1999
   10,000,000         Societe Generale Securities Corp., 5.680%, dated 11/30/1999, due
12/1/1999                       10,000,000
                      TOTAL REPURCHASE
AGREEMENTS                                                                      46,600,000
                      U.S.
TREASURY-0.8%
                      Treasury
Securities-0.8%
    3,000,000         United States Treasury Bill, 4.730%,
1/6/2000                                                     2,985,810
                      TOTAL INVESTMENTS (AT AMORTIZED
COST)5                                                       $  391,134,443

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 1999, these securities amounted to $36,091,081, which is 10.0% of net assets.
3 Floating rate note with current rate and next reset date shown. 4 Repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($358,670,407) at November 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC    -American Municipal Bond Assurance Corporation
LLC      -Limited Liability Corporation
LOC      -Letter of Credit
LP       -Limited Partnership
MBIA     -Municipal Bond Investors Assurance
PLC      -Public Limited Company

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
NOVEMBER 30, 1999

Assets:
Investments in repurchase agreements                                                  $
46,600,000
Investments in securities
344,534,443
Total investments in securities, at amortized cost and value                                               $
391,134,443
Income receivable
2,950,270
Receivable for shares
sold                                                                                         142,807
 TOTAL ASSETS 394,227,520 Liabilities:
Payable for investments purchased                                                     $
33,810,338
Payable for shares redeemed
323,660
Income distribution payable
1,082,723
Payable to Bank
314,414
Accrued expenses
25,978
 TOTAL LIABILITIES
35,557,113
Net Assets for 358,670,407 shares outstanding                                                              $
358,670,407
Net Asset Value, Offering Price and Redemption Proceeds Per
Share:
$358,670,407 / 358,670,407 shares
outstanding                                                                        $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999


Investment Income:
Interest
$  21,877,848
Expenses:
Investment adviser fee                                                                   $
1,685,257
Administrative personnel and services fee
317,671
Custodian fees
32,518
Transfer and dividend disbursing agent fees and expenses
28,592
Directors'/Trustees' fees
15,104
Auditing fees
15,055
Legal fees
10,529
Portfolio accounting fees
85,466
Shareholder services fee
1,053,285
Share registration costs
35,292
Printing and postage
36,521
Insurance premiums
23,606
Miscellaneous
7,394
 TOTAL EXPENSES
3,346,290
Waivers:
Waiver of investment adviser fee                                  $
(572,456)
Waiver of shareholder services fee
(842,628)
 TOTAL WAIVERS
(1,415,084)
Net
expenses
1,931,206
Net investment income
$  19,946,642

See Notes which are an integral part of the Financial Statements



Statement of Changes in Net Assets

Year Ended November 30                                                               1999
1998
Increase (Decrease) in Net
Assets
Operations:
Net investment income                                                         $     19,946,642             $
27,388,081
Distributions to
Shareholders:
Distributions from net investment income                                           (19,946,642)
(27,388,081)
Share
Transactions:
Proceeds from sale of shares                                                     1,876,762,299
2,348,710,920
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                              4,945,762
6,627,670
Cost of shares redeemed                                                         (1,988,171,549)
(2,384,603,857)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                           (106,463,488)
(29,265,267)
Change in net assets                                                              (106,463,488)
(29,265,267)
Net
Assets:
Beginning of period                                                                465,133,895
494,399,162
End of period                                                                 $    358,670,407             $
465,133,895


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION


Federated Master Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. Effective April 26, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.



SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


  The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.


When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contact.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.


Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
 Transactions in shares were as follows:

Year Ended November 30
1999                      1998
Shares sold
1,876,762,299             2,348,710,920
Shares issued to shareholders in payment of distributions declared
4,945,762                 6,627,670
Shares redeemed
(1,988,171,549)           (2,384,603,857)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS
(106,463,488)              (29,265,267)

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate operating expenses exceed 0.45% of average daily net assets of the Fund.


Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.


General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

To the Board of Trustees of Money Market Obligations Trust and Shareholders of Federated Master Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 14, 2000



[Federated Logo]
World-Class Investment Manager(R)

Federated Master Trust

A Portfolio of Money Market Obligations Trust


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[Federated Logo]
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N740


8010411A (1/00)



Federated is a registered mark
of Federated Investors, Inc.
2000 (c)Federated Investors, Inc.

[LOGO]
RECYCLED
PAPER


PROSPECTUS

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust


A money market mutual fund seeking to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal by investing in a portfolio of short-term, high-quality tax exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What Do Shares Cost?                                             6
How is the Fund Sold?                                            6
How to Purchase Shares                                           7
How to Redeem Shares                                             8
Account and Share Information                                    9
Who Manages the Fund?                                           10
Last Meeting of Shareholders                                    11
Financial Information                                           11
Independent Auditors' Report                                    27


NOT FDIC INSURED
MAY LOSE VALUE
NOT BANK GUARANTEE


JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund invests in a portfolio of short-term, high- quality tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest income from the Fund's investments may be subject to federal alternative minimum tax for individuals and corporations
(AMT). The Fund's dollar-weighted average portfolio maturity will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Tax Free Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 5.69%, 4.32%, 2.75%, 2.14%, 2.57%, 3.57%, 3.14%, 3.33%, 3.18% and 3.00% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.43% (quarter ended December 31, 1990). Its lowest quarterly return was 0.49% (quarter ended March 31, 1994).



Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period
1 Year                                                       3.00%
5 Years                                                      3.24%
10 Years                                                     3.36%


The Fund's 7-Day Net Yield as of December 31, 1999 was 4.23%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


The Bar Chart and Performance Table reflect historical performance data for Federated Tax-Free Trust before its reorganization as a portfolio of Money Market Obligations Trust on November 1, 1999.

What are the Fund's Fees and Expenses?

FEDERATED TAX-FREE TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                       None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/1/
0.40%
Distribution (12b-1)
Fee                                                                                                  None
Shareholder Services
Fee/2/                                                                                               0.25%
Other
Expenses
0.13%
Total Annual Fund Operating Expenses (before
waivers)                                                                     0.78%
Total Waiver of Fund Expenses
(contractual)                                                                               0.33%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                               0.45%
----------------------------------------------------------------------------------------------------------------------------------
1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the
  Fund (after the contractual waiver) was 0.27% for the fiscal year ended November 30, 1999. Shareholders must approve any change to
  the contractual waiver.
2 The shareholder services fee has been reduced. The shareholder services fee paid by the Fund (after the reduction) was 0.05% for
  the fiscal year ended November 30, 1999.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Calendar Period                                          Fund
1 Year                                                   $  46
3 Years                                                  $ 144
5 Years                                                  $ 252
10 Years                                                 $ 567

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high-quality tax exempt securities maturing in 397 days or less. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The Fund will have an average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

  The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

  The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal regular income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

  Temporary investments will be of comparable quality to other securities in which the Fund invests.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

  Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

 The following describes the types of tax exempt securities in which the Fund may invest.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Services. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, politicalor other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or Group Number Nominee/Institution Name Fund Name and Number and Account Number.

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or
 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:
 . Fund Name and Share Class, account number and account registration; . amount to be redeemed; and . signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:
 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days; or
 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


Last Meeting of Shareholders

A Special Meeting for the Shareholders of the Former Fund was held on September 23, 1999. On July 26, 1999, the record date for shareholders voting at the meeting, there were 512,607,500 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:


AGENDA ITEM 1 Election of Trustees:

Names                                                       For             Against         Abstentions
Withheld
                                                                                            and Broker
Authority
                                                                                            Non-Votes
to Vote
John F. Cunningham
407,334,026                                               361,258
J. Christopher Donahue
407,334,026                                               361,258
Charles F. Mansfield, Jr.
407,334,026                                               361,258
John S. Walsh
407,334,026                                               361,258


AGENDA ITEM 2
To approve amendments to and a restatement of, the Former Fund's Declaration of
Trust:
  (a) To require approval by a majority of the outstanding voting shares in the event of the sale or conveyance of the assets of the Former Fund to another trust or corporation.

For                            Against            Abstain            Broker Non-Votes
405,489,215                     2,177,148         28,921                          0


(b) To permit the Board to liquidate assets of the Former Fund without seeking shareholder approval.

For                          Against              Abstain            Broker Non-Votes
216,527,294                  189,422,094          1,745,896                        0


AGENDA ITEM 3

To approve a proposed Agreement and Plan of Reorganization between the Former Fund and Money Market Obligations Trust, on behalf of its series, Federated Tax-Free Trust (the "New Fund"), whereby the New Fund would acquire all of the assets of the Former Fund in exchange for shares of the New Fund to be distributed pro rata by the Former Fund to its shareholders in complete liquidation and termination of the Former Fund.

For                           Against             Abstain            Broker Non-Votes
403,928,531                   1,920,442           1,846,311                       0


Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                             1999             1998             1997
1996             1995
Net Asset Value, Beginning of Period              $   1.00         $   1.00        $   1.00          $
1.00         $   1.00
Income from Investment Operations:
Net investment income                                 0.03             0.03            0.03
0.03             0.04
Less Distributions:
Distributions from net investment income             (0.03)           (0.03)          (0.03)
(0.03)           (0.04)
Net Asset Value, End of Period                    $   1.00         $   1.00        $   1.00          $
1.00         $   1.00
Total Return1                                         2.95%            3.21%           3.31%
3.18%            3.57%

Ratios to Average Net Assets:
Expenses                                              0.45%            0.45%           0.45%
0.45%            0.45%
Net investment income                                 2.90%            3.17%           3.25%
3.12%            3.51%
Supplemental Data:
Net assets, end of period (000 omitted)           $527,071         $517,887        $635,519
$747,785         $807,369
1    Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
     See Notes which are an integral part of the Financial Statements
     Portfolio of Investments


Portfolio of Investments

NOVEMBER 30, 1999

Principal
Value
Amount
                   SHORT-TERM MUNICIPALS--99.4%/1/
                   Alabama--1.0%
$   5,215,000      Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union Foundry Co.)/(Amsouth
Bank                 $    5,215,000
                   N.A., Birmingham LOC)

----------------------------------------------------------------------------------------------------------------
                   Alaska--3.6%
   10,000,000      Alaska State Housing Finance Corp., MERLOTs (Series 1999D) Weekly VRDNs (First
Union                  10,000,000
                   National Bank, Charlotte, N.C. LIQ)
    7,200,000      Alaska State Housing Finance Corp., Variable Rate Certificates (Series 1997A)
Weekly                   7,200,000
                   VRDNs (Bank of America, N.A. LIQ)
    1,935,000      Anchorage, AK, (Series A), 4.25% Bonds (FGIC INS),
4/1/2000                                            1,939,680

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 19,139,680

----------------------------------------------------------------------------------------------------------------
                   Arizona--0.4%
    2,000,000      Maricopa County, AZ School District No. 28 Kyrene Elementary, Second Series
Bonds                      1,958,643
                   (FGIC INS), 7/1/2000

----------------------------------------------------------------------------------------------------------------
                   Colorado--0.4%
    2,340,000      Loveland, CO, IDR (Series 1993S), 4.10% TOBs (Safeway, Inc.)/(Bankers Trust Co.,
New                   2,340,000
                   York LOC), Mandatory Tender 12/1/1999

----------------------------------------------------------------------------------------------------------------
                   Connecticut--1.0%
    5,000,000  /2/ Connecticut State HFA, Variable Rate Certificates (Series 1998S), 3.70% TOBs (Bank
of                  5,000,000
                   America, N.A. LIQ), Optional Tender 8/17/2000

----------------------------------------------------------------------------------------------------------------
                   Delaware--0.5%
    2,650,000      Delaware Transportation Authority, 5.25% Bonds (AMBAC INS),
7/1/2000                                   2,675,506

----------------------------------------------------------------------------------------------------------------
                   District Of Columbia--1.4%
    7,190,000      District of Columbia, Variable Rate Demand/Fixed Rate Revenue Bonds (Series
1997)                      7,190,000
                   Weekly VRDNs (Children's Defense Fund)/(Allfirst LOC)

----------------------------------------------------------------------------------------------------------------
                   Florida--9.3%
    1,395,000      ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series 1998-8 Weekly
VRDNs                      1,395,000
                   (Dade County, FL Water & Sewer System)/(FGIC INS)/(ABN AMRO
    Bank N.V., Amsterdam LIQ) 9,825,000 ABN AMRO MuniTOPS Certificates Trust
    (Florida Non-AMT) Series 1998-9 Weekly
VRDNs                      9,825,000
                   (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V.,
                   Amsterdam LIQ)
    5,000,000 /2/ ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT) Series
1999-11, (Series 5,000,000
                   1999-11), 3.85% TOBs (Tampa Bay Water Utility System,
                   FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional
                   Tender 3/8/2000
    3,850,000      Florida Housing Finance Corp., MERLOTs (Series 1998 B) Weekly VRDNs (MBIA
Insurance                    3,850,000
                   Corp. INS)/(First Union National Bank, Charlotte, N.C. LIQ)
$  20,000,000      Florida State Board of Education Capital Outlay, SGA (Series 1997-67) Daily
VRDNs                 $   20,000,000
                   (Societe Generale, Paris LIQ)
      590,000      Highlands County, FL Health Facilities, Variable Rate Demand Revenue
Bonds                               590,000
                   (Series1996A) Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida
                   LOC)
    6,115,000      Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs
(GNMA                    6,115,000
                   COL)/(Bank of America, N.A. LIQ)
    2,495,000      Tampa Bay Water Utility System, FL, (PA-576) Weekly VRDNs (FGIC INS)/(Merrill
Lynch                    2,495,000
                   Capital Services, Inc. LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 49,270,000

----------------------------------------------------------------------------------------------------------------
                   Georgia--3.0%
    5,000,000  /2/ Bibb County, GA, PT-199, 3.30% TOBs (Georgia State GTD)/(Bayerische Hypotheken-
und                    5,000,000
                   Vereinsbank AG LIQ), Optional Tender 5/11/2000
    5,725,000      Burke County, GA Development Authority, PCRB's (Series 1998A), 3.50% CP
(Oglethorpe                    5,725,000
                   Power Corp. Vogtle Project)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory
                   Tender 1/25/2000
    5,000,000      Metropolitan Atlanta Rapid Transit Authority, Floater Certificates (Series
1998-59)                    5,000,000
                   Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley, Dean Witter Municipal
                   Funding, Inc. LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 15,725,000

----------------------------------------------------------------------------------------------------------------
                   Illinois--7.5%
   10,000,000      ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-14 Weekly
VRDNs                 10,000,000
                   (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., AmsterdamLIQ)
   10,000,000      Chicago, IL Board of Education, Variable Rate Certificates (Series 1996BB)
Weekly                     10,000,000
                   VRDNs (MBIA Insurance Corp. INS)/(Bank of America, N.A. LIQ)
    4,500,000 /2/ Chicago, IL Public Building Commission, PT-155, 3.90% TOBs
    (Chicago, IL Board
of                       4,500,000
                   Education)/(MBIA Insurance Corp. INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ),
                   Optional Tender 10/12/2000
    4,995,000  /2/ Chicago, IL, Variable Rate Certificates (Series 1998M), 3.70% TOBs (FGIC INS)/(Bank
of                 4,995,000
                   America, N.A. LIQ), Optional Tender 7/13/2000
    9,910,000      Metropolitan Pier & Exposition Authority, IL, (1998 FR/RI-A69) Daily VRDNs
(McCormick                  9,910,000
                   Place)/(FGIC INS)/(Bank of New York, New York LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 39,405,000

----------------------------------------------------------------------------------------------------------------
                   Louisiana--0.7%
    3,610,000      Louisiana PFA, Advance Funding Notes (Series 1999), 4.25% TRANs (East Baton
Rouge                      3,623,062
                   Parish, LA), 10/24/2000

----------------------------------------------------------------------------------------------------------------
                   Maryland--5.7%
    4,895,000      Maryland Health & Higher Educational Facilities Authority, 6.75% Bonds (Francis
Scott                  5,088,011
                   Key Medical Center)/(United States Treasury PRF), 7/1/2000
$   3,115,000      Maryland Health & Higher Educational Facilities Authority, Facility Authority
Revenue             $    3,115,000
                   Bonds (Series 1998) Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst LOC)
    7,525,000      Maryland Health & Higher Educational Facilities Authority, Variable Rate Demand/
Fixed                 7,525,000
                   Rate Revenue Bonds Weekly VRDNs (Capitol College)/(Allfirst LOC)
   10,900,000      Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial
Convention                                10,900,000
                   Facility)/(Chase Manhattan Bank N.A., New York LOC)
    3,595,000      Prince Georges County, MD, (1997 Issue) Weekly VRDNs (Mona Branch Avenue
Ltd.                          3,595,000
                   Partnership)/(Allfirst LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 30,223,011

----------------------------------------------------------------------------------------------------------------
                   Massachusetts--0.6%
    2,900,000      Palmer, MA, 7.70% Bonds (United States Treasury PRF),
10/1/2000                                        3,040,813

----------------------------------------------------------------------------------------------------------------
                   Michigan--1.5%
    3,700,000      ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) Series 1998-11
WeeklyVRDNs                     3,700,000
                   (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V.,
    Amsterdam LIQ) 4,000,000 ABN AMRO MuniTOPS Certificates Trust (Michigan
    Non-AMT) Series 1998-13 Weekly
VRDNs                    4,000,000
                   (Michigan State Trunk Line)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank N.V., Amsterdam
                   LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  7,700,000

----------------------------------------------------------------------------------------------------------------
                   Minnesota--6.0%
    3,000,000      ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) Series 1998-6 Weekly
VRDNs                    3,000,000
                   (Minneapolis/St. Paul, MN Airport Commission)/(AMBAC INS)/(ABN AMRO Bank N.V.,
                   Amsterdam LIQ)
    5,000,000      Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square Real Estate,
Inc.)/                         5,000,000
                   (Norwest Bank Minnesota, N.A. LOC)
    2,500,000      Minnesota State HFA, (Series 1991A) PT-235 Weekly VRDNs (Commerzbank AG, Frankfurt
LIQ)                2,500,000
   12,000,000      Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
Foundation)                           12,000,000
    9,000,000      Rochester, MN Health Care Facility Authority Weekly VRDNs (Mayo
Foundation)                            9,000,000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 31,500,000

----------------------------------------------------------------------------------------------------------------
                   Mississippi--1.3%
    7,000,000      Jackson County, MS Port Facility , 3.85% TOBs (Chevron U.S.A., Inc.), Mandatory
Tender                 7,000,000
                   5/1/2000

----------------------------------------------------------------------------------------------------------------
                   Missouri--1.5%
    3,115,000      Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly
VRDNs                       3,115,000
                   (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)
    4,950,000  /2/ Missouri State HEFA, PT-191, 3.25% TOBs (Health Midwest)/(MBIA Insurance
Corp.                         4,950,000
                   INS)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 5/11/2000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  8,065,000

----------------------------------------------------------------------------------------------------------------
                   Multi State--6.1%
$   6,499,820      ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle National
Bank,                $    6,499,820
                   Chicago LIQ)/(Lasalle National Bank, Chicago LOC)
   11,792,000      Clipper Tax-Exempt Trust (Non-AMT Multistate), (Series A) Weekly VRDNs (State
Street                  11,792,000
                   Bank and Trust Co. LIQ)
   13,782,040      Equity Trust I, (1996 Series) Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank
AG                  13,782,040
                   LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 32,073,860

----------------------------------------------------------------------------------------------------------------
                   New York--4.3%
    8,695,000      Long Island Power Authority, (PA-420) Weekly VRDNs (MBIA Insurance Corp.
INS)/                         8,695,000
                   (Merrill Lynch Capital Services, Inc. LIQ)
    4,000,000      Nassau County, NY, (Series 1999C), 4.25% RANs (Bank of New York, New York
LOC),                        4,007,282
                   3/15/2000
    5,000,000  /2/ New York City, NY Transitional Finance Authority, 1999 Trust Receipts FR/RI-A46,
3.90%                 5,000,000
                   TOBs (Bank of New York, New York LIQ), Optional Tender 1/26/2000
    5,000,000  /2/ New York City, NY Transitional Finance Authority, 1999 Trust Receipts FR/RI-A47,
3.85%                 5,000,000
                   TOBs (Bank of New York, New York LIQ), Optional Tender 2/23/2000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 22,702,282

----------------------------------------------------------------------------------------------------------------
                   North Carolina--4.9%
   20,000,000      Martin County, NC IFA, (Series 1993) Weekly VRDNs (Weyerhaeuser
Co.)                                  20,000,000
    6,000,000      North Carolina State, Floater Certificates (Series 1998-38) Weekly VRDNs
(Morgan                       6,000,000
                   Stanley, Dean Witter Municipal Funding, Inc. LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 26,000,000

----------------------------------------------------------------------------------------------------------------
                   Ohio--1.6%
    3,300,000      Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/
(Harris                  3,300,000
                   Trust & Savings Bank, Chicago LIQ)
    3,700,000      Montgomery County, OH, (Series 1998B), 3.65% CP (Miami (OH) Valley
Hospital),                          3,700,000
                   Mandatory Tender 1/28/2000
    1,500,000      South-Western City School District, OH, 3.00% BANs (AMBAC INS),
12/1/1999                              1,500,000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  8,500,000

----------------------------------------------------------------------------------------------------------------
                   Oklahoma--1.1%
    2,440,000      Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Muskogee Mall
Limited                       2,440,000
                   Partnership)/(Bank of America, N.A. LOC)
    3,310,000      Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Warmack Muskogee
Ltd.                       3,310,000
                   Partnership)/(Bank of America, N.A. LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  5,750,000

----------------------------------------------------------------------------------------------------------------
                   Pennsylvania--6.3%
    3,400,000      Dauphin County, PA General Authority, (Education and Health Loan Program, Series
1997)                 3,400,000
                   Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank N.A., New York
LIQ) $ 2,500,000 Easton Area School District, PA, (Series 1997) Weekly VRDNs
(FGIC INS)/(FGIC $ 2,500,000
                   Securities Purchase, Inc. LIQ)
   20,000,000      Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
System)/(Mellon                   20,000,000
                   Bank NA, Pittsburgh LOC)
    7,500,000      Pennsylvania State University, PT-242 Weekly VRDNs (Bayerische
Hypotheken-und                          7,500,000
                   Vereinsbank AG LIQ)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 33,400,000

----------------------------------------------------------------------------------------------------------------
                   South Carolina--2.8%
    2,000,000      Florence County, SC Public Facility Corp., Law Enforcement Project - Civic
Center,                     2,041,215
                   7.60% Bonds (Florence County, SC Hospital)/(United States Treasury PRF), 3/1/2000(@101)
    5,000,000      South Carolina State Public Service Authority, 3.60% CP (Bank of America, N.A.,
Bank                   5,000,000
                   of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto-Dominion Bank LIQs),
                   Mandatory Tender 12/8/1999
    7,500,000      South Carolina State Public Service Authority, 3.75% CP (Bank of America, N.A.,
Bank                   7,500,000
                   of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto-Dominion Bank LIQs),
                   Mandatory Tender 2/22/2000

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 14,541,215

----------------------------------------------------------------------------------------------------------------
                   South Dakota--1.1%
    6,000,000      South Dakota Housing Development Authority, (Series 1999 C), 3.20% BANs,
4/7/2000                      6,000,000

----------------------------------------------------------------------------------------------------------------
                   Texas--15.3%
    5,360,000      ABN AMRO MuniTOPS Certificates Trust (Multi-State Non-AMT) Series 1998-26 Weekly
VRDNs                 5,360,000
                   (Grapevine-Colleyville, TX Independent School District)/(Texas Permanent School Fund
                   Guarantee Program GTD)/(ABN AMRO Bank N.V., AmsterdamLIQ)
    3,528,000      ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) Series 1998-24 Weekly
VRDNs                  3,528,000
                   (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee
                   Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)
   10,890,000      Aldine, TX Independent School District, (Series 1997) SGB-30 Weekly VRDNs
(Texas                      10,890,000
                   Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)
    5,000,000  /2/ Conroe, TX Independent School District, PT-1168, 3.65% TOBs (Texas Permanent
School                    5,000,000
                   Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional
                   Tender 7/20/2000
    5,250,000      Gulf Coast, TX Waste Disposal Authority, Pollution Control Revenue Refunding
bonds                     5,250,000
                   (Series 1995) Daily VRDNs (Exxon Corp.)
    5,000,000      Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997B), 3.70% CP
(Memorial                      5,000,000
                   Hospital System)/(MBIA Insurance Corp. INS)/(Chase Bank of Texas LIQ), Mandatory
                   Tender 3/1/2000
    7,100,000      Houston, TX Water & Sewer System, FR/RI (Series 1999A-29) Weekly VRDNs (Bank of
New                    7,100,000
                   York, New York LIQ)/(United States Treasury PRF) $ 2,080,000
Houston, TX, Series C, 5.50% Bonds, 4/1/2000 $ 2,095,907
    6,560,000 /2/ McKinney, TX Independent School District, (PT-1180), 3.85%
TOBs (Texas Permanent 6,560,000
                   School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ),
                   Optional Tender 8/24/2000
    4,945,000 /2/ Round Rock Independent School District, TX, (PT-1138), 3.25%
TOBs (Texas Permanent 4,945,000
                   School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ),
                   Optional Tender 12/9/1999
    4,935,000 /2/ San Antonio Independent School District, TX, (PT-1184), 3.80%
TOBs (Texas Permanent 4,935,000
                   School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ),
                   Optional Tender 9/7/2000
    7,000,000      San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts (Series 1997
SG                    7,000,000
                   101) Weekly VRDNs (Societe Generale, Paris LIQ)
    5,500,000      San Antonio, TX Water Authority, Capital Appreciation Bonds Bonds (United
States                       2,314,937
                   Treasury PRF), 42.09% 5/1/2000
    2,050,000      TX Pooled Tax Exempt Trust, Certificates of Participation (Series 1996) Weekly
VRDNs                   2,050,000
                   (Bank One, Texas N.A. LOC)
    8,500,000      Texas State, 4.50% TRANs,
8/31/2000                                                                    8,548,783

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 80,577,627

----------------------------------------------------------------------------------------------------------------
                   Virginia--8.1%
   23,910,000      ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) Series 1998-21
WeeklyVRDNs                    23,910,000
                   (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V.,
   Amsterdam LIQ) 12,000,000 Fairfax County, VA IDA, 1998 Trust Receipts
   FR/RI-A35 Weekly VRDNs (Fairfax
Hospital                  12,000,000
                   System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)
    6,570,000      Newport News, VA Redevelopment & Housing Authority, (PA-152) Weekly VRDNs
(Indian                      6,570,000
                   Lakes Apartments)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital
                   Services, Inc. LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                 42,480,000

----------------------------------------------------------------------------------------------------------------
                   West Virginia--1.8%
    6,530,000      Cabell County Commission, WV, Life Care Facilities Multi-Option Revenue Bonds
(Series                  6,530,000
                   1995) Weekly VRDNs (Foster Foundation)/(Huntington National
    Bank, Columbus, OH LOC) 2,875,000 Oak Hill, WV, (Series 1991A) Weekly VRDNs
    (Fayette Plaza)/(ABN AMRO Bank
N.V.,                         2,875,000
                   Amsterdam LOC)

----------------------------------------------------------------------------------------------------------------

TOTAL                                                                                                  9,405,000

----------------------------------------------------------------------------------------------------------------
                   Wisconsin--0.6%
$   3,300,000      Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series
1994)                $    3,300,000
                   Weekly VRDNs (Felician Health Care, Inc.)/(Bank One, N.A. LOC)

----------------------------------------------------------------------------------------------------------------
                   TOTAL INVESTMENTS (AT AMORTIZED
COST)/3/                                                          $  523,800,699

----------------------------------------------------------------------------------------------------------------

1 The Fund may only invest in securities rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

   Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

   At November 30, 1999, the portfolio securities were rated as follows:

   Tier Rating Percentage Based on Total Market Value (Unaudited)

First Tier               Second Tier
-------------------------------------
100.0%                   0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At November 30, 1999, these securities amounted to $60,885,000 which represents 11.6% of net assets.

3 Also represents cost for federal tax purposes.
   Note: The categories of investments are shown as a percentage of net assets ($527,070,612) at November 30, 1999.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
EDR         --Economic Development Revenue
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranty
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDR         --Industrial Development Revenue
IFA         --Industrial Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MBIA        --Municipal Bond Investors Assurance
MERLOTs     --Municipal Exempt Receipts Liquidity Optional Tender Series
PFA         --Public Facility Authority
PRF         --Prerefunded
RANs        --Revenue Anticipation Notes
TOBs        --Tender Option Bonds
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities

YEAR ENDED NOVEMBER 30, 1999

Assets:
Total investments in securities, at amortized cost and value                                                  $
523,800,699
Cash
412,116
Income
receivable
4,256,790
Receivable for shares
sold                                                                                              3,338
----------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS
528,472,943
----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for shares redeemed                                                              $    12,124
Income distribution payable                                                                1,350,472
Accrued expenses                                                                              39,735
----------------------------------------------------------------------------------------------------------------------------
 TOTAL
LIABILITIES
1,402,331
----------------------------------------------------------------------------------------------------------------------------
Net Assets for 527,061,474 shares outstanding                                                                 $
527,070,612
----------------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Paid in capital                                                                                               $
527,053,613
Accumulated net realized loss on
investments                                                                          (48,334)
Undistributed net investment
income                                                                                    65,333
----------------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS                                                                                             $
527,070,612
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$527,070,612 / 527,061,474 shares
outstanding                                                                           $1.00
----------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements



Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest
$  18,550,666
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
Investment adviser fee                                                                           $ 2,212,024
Administrative personnel and services fee                                                            416,967
Custodian fees                                                                                        19,965
Transfer and dividend disbursing agent fees and expenses                                              55,848
Directors'/Trustees' fees                                                                             14,987
Auditing fees                                                                                         14,985
Legal fees                                                                                             9,493
Portfolio accounting fees                                                                             94,119
Shareholder services fee                                                                           1,382,515
Share registration costs                                                                               8,412
Printing and postage                                                                                  18,745
Insurance premiums                                                                                    45,560
Taxes                                                                                                     75
Miscellaneous                                                                                          8,329
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL EXPENSES                                                                                    4,302,024
--------------------------------------------------------------------------------------------------------------------------------
Waivers:
Waiver of investment adviser fee                                           $   (698,998)
Waiver of shareholder services fee                                           (1,106,012)
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL WAIVERS                                                                                    (1,805,010)
--------------------------------------------------------------------------------------------------------------------------------
Net
expenses
2,497,014
--------------------------------------------------------------------------------------------------------------------------------
Net investment
income                                                                                                 16,053,652
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain on
investments                                                                                          28,087
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
operations                                                                     $  16,081,739
--------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements




Statement of Changes in Net Assets


Year Ended November 30
1999                     1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                                                    $     16,053,652
$     17,911,917
Net realized gain on investments ($48,334) and ($53,876) respectively, as
28,087                   11,456
 computed for federal tax purposes)
-----------------------------------------------------------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
16,081,739               17,923,373
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
Distributions from net investment income
(16,053,652)             (17,911,917)
-----------------------------------------------------------------------------------------------------------------------------------
Share Transactions:
Proceeds from sale of shares
1,674,871,084            1,890,281,389
Net asset value of shares issued to shareholders in payment of
1,164,731                1,421,172
 distributionsdeclared
Cost of shares redeemed
(1,666,879,961)          (2,009,346,623)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from share transactions
9,155,854             (117,644,062)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets
9,183,941             (117,632,606)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period
517,886,671              635,519,277
-----------------------------------------------------------------------------------------------------------------------------------
End of period                                                                            $    527,070,612
$    517,886,671
-----------------------------------------------------------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements





Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Federated Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective November 1, 1999, the Fund became a portfolio of Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholders interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.


  At November 30, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $48,334, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year                               Expiration Amount
2004                                               $ 3,112
2005                                               $14,032
2006                                               $31,190

When-Issued and Delayed Delivery Transactions


The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities


Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand future. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended November 30
1999                    1998
---------------------------------------------------------------------------------------------------------------------------------
Shares sold
1,674,871,084           1,890,281,389
Shares issued to shareholders in payment of distributions declared
1,164,731               1,421,172
Shares redeemed
(1,666,879,961)         (2,009,346,623)
---------------------------------------------------------------------------------------------------------------------------------
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS
9,155,854            (117,644,062)
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average daily net assets of all funds advised by Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended November 30, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act, and amounted to $822,128,000 and $758,788,624 respectively.


General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Trust (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assuranace about whether the financial statements and financial highlights are free of material mistatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
January 14, 2000



[LOGO of Federated World-Class Investment Manager]


Federated
Tax-Free
Trust

A Portfolio of Money Market Obligations Trust


JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



[LOGO of Federatd]

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-2891

Cusip 60934N666

8010414A (1/00)


Federated is a registered mark
of Federated Investors, Inc.
2000 \c\Federated Investors, Inc.



PROSPECTUS

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             7
Account and Share Information                                    8
Who Manages the Fund?                                            8
Financial Information                                           10
Independent Auditors' Report                                    19

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is high current income consistent with the stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 60 days or less; portfolio securities will have a maturity of 397 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Trust for Government Cash Reserves as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 7.87%, 5.71%, 3.45%, 2.86%, 3.96%, 5.59%, 5.05%, 5.17%, 5.11% and
4.78% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarter ended March 31, 1993).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                         Investment Shares
1 Year                                                              4.78%
5 Years                                                             5.14%
10 Years                                                            4.95%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.31%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Trust for Government Cash Reserves before its reorganization as a portfolio of Money Market Obligations Trust on April 26, 1999.

What are the Fund's Fees and Expenses?

TRUST FOR GOVERNMENT CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering None price).
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                            None
Exchange
Fee
None

Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/2/
0.40%
Distribution (12b-1)
Fee                                                                     None
Shareholder Services
Fee/3/                                                                  0.25%
Other
Expenses
0.12%
Total Annual Fund Operating
Expenses                                                         0.77%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1999.

Total Waiver of Fund
Expenses                                                                   0.31%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                                  0.46%

2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time.
  The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the fiscal year ended November30,1999.

3 The shareholder services provider has voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year              3 Years             5 Years              10 Years
   $79                 $246                $428                  $954

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. In an effort to qualify for the highest rating for money market funds issued by a nationally recognized statistical rating organization ("NRSRO"), the Fund will limit its dollar-weighted average portfolio maturity to 60 days or less.

  The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the economic outlook;
 . current short-term interest rates;
 . the Federal Reserve Board's policies regarding short-term interest rate, and . the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar- weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer must repay the principal amount of the security, normally within a specified time. The Fund may invest in the following types of fixed income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stablize the net asset value (NAV) of its shares at $1.00 by valuing the portfolio securities using the amoritzed cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, corporations, unions, hospitals, insurance companies, municipalities or to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 2:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number or
 Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration;

 . amount to be redeemed; and

 . signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;

 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues Share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                          1999/1/          1998             1997            1996              1995
Net Asset Value, Beginning of Period          $   1.00         $   1.00         $   1.00          $1.00          $   1.00
Income from Investment Operations:
Net investment income                             0.05             0.05             0.05          0.05              0.05
Less Distributions:
Distributions from net investment income         (0.05)           (0.05)           (0.05)         (0.05)            (0.05)
Net Asset Value, End of Period                $   1.00         $   1.00         $   1.00          $1.00          $   1.00
Total Return/2/                                   4.73%            5.16%            5.15%          5.08%             5.60%

Ratios to Average Net Assets:
Expenses                                          0.46%            0.46%            0.46%          0.46%             0.45%
Net investment income                             4.61%            5.06%            5.02%          4.99%             5.45%
Expense waiver/reimbursement/3/                   0.31%            0.31%            0.31%          0.32%             0.32%
Supplemental Data:
Net assets, end of period (000 omitted)       $449,476         $535,007         $562,704          $599,550          $739,553

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above. See Notes which are an integral part of the Financial Statements

Portfolio of Investments



NOVEMBER 30, 1999

Principal
Value
 Amount
                        GOVERNMENT AGENCIES-116.6%
$    30,825,000      1  Federal Farm Credit System Discount Notes, 5.220% - 5.584%, 12/1/1999 -1/26/2000          $   30,697,723
      4,000,000      2  Federal Farm Credit System Floating Rate Notes, 5.230%, 12/1/1999                               3,998,422
      6,500,000         Federal Farm Credit System, 5.000% - 5.400%, 4/3/2000 - 7/3/2000                                6,496,587
    240,500,000      1  Federal Home Loan Bank System Discount Notes, 5.160% - 5.610%, 12/1/1999 - 3/29/2000          238,661,643
     42,500,000      2  Federal Home Loan Bank System Floating Rate Notes, 5.228% - 5.705%, 12/1/1999-                42,486,363
                        12/21/1999
     53,810,000         Federal Home Loan Bank System, 4.790% - 6.050%, 1/14/2000 - 10/25/2000                         53,537,583
     55,000,000      2  Student Loan Marketing Association Floating Rate Notes, 5.233% - 6.055%, 12/1/1999-           54,984,156
                        12/16/1999
     21,300,000         Student Loan Marketing Association Master Notes, 5.755%, 12/7/1999                             21,300,000
      5,500,000         Student Loan Marketing Association, 4.930% - 6.045%, 2/8/2000 - 11/3/2000                       5,499,182
     66,500,000      1  Tennessee Valley Authority Discount Notes, 5.140% - 5.460%, 12/3/1999 - 1/21/2000              66,378,752
                        TOTAL GOVERNMENT AGENCIES                                                           524,040,411


                        TOTAL INVESTMENTS (AT AMORTIZED COST)/3/
$   524,040,411

1 Rates note reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($449,475,871) at November 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



NOVEMBER 30, 1999

Assets:
Total investments in securities, at amortized cost and value                                  $    524,040,411
Cash                                                                                                    20,330
Income receivable                                                                                    1,151,748
Receivable for shares sold                                                                               6,110
 TOTAL ASSETS                                                                                      525,218,599
Liabilities:
Payable for investments purchased                                      $  74,244,046
Payable for shares redeemed                                                    3,490
Income distribution payable                                                1,453,064
Accrued expenses                                                              42,128
 TOTAL LIABILITIES                                                                                  75,742,728
Net Assets for 449,475,871 shares outstanding                                                 $    449,475,871
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$449,475,871 / 449,475,871 shares outstanding                                                            $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest                                                                                                       $24,527,440
Expenses:
Investment adviser fee                                                                $  1,934,025
Administrative personnel and services fee                                                  364,564
Custodian fees                                                                              24,911
Transfer and dividend disbursing agent fees and expenses                                    14,658
Directors'/Trustees' fees                                                                   16,499
Auditing fees                                                                               13,000
Legal fees                                                                                  12,779
Portfolio accounting fees                                                                   92,774
Shareholder services fee                                                                 1,208,766
Share registration costs                                                                    19,849
Printing and postage                                                                        15,499
Insurance premiums                                                                           2,525
Miscellaneous                                                                               10,501
 TOTAL EXPENSES                                                                          3,730,350
Waivers:
Waiver of investment adviser fee                             $   (547,750)
Waiver of shareholder services fee                               (967,012)
 TOTAL WAIVERS                                                                          (1,514,762)
Net expenses                                                     2,215,588
Net investment income                                                                                          $22,311,852




See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30                                                         1999                         1998
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                   $     22,311,852             $ 27,890,235
Distributions to Shareholders:
Distributions from net investment income                                     (22,311,852)            (27,890,235)
Share Transactions:
Proceeds from sale of shares                                               1,273,043,092             1,501,544,374
Net asset value of shares issued to shareholders in payment of                 3,204,808             3,374,747
 distributionsdeclared
Cost of shares redeemed                                                   (1,361,778,545)            (1,532,616,817)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                      (85,530,645)            (27,697,696)
Change in net assets                                                         (85,530,645)            (27,697,696)
Net Assets:
Beginning of period                                                          535,006,516              562,704,212
End of period                                                           $    449,475,871             $535,006,516

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Trust for Government Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. Effective April 26, 1999, the Fund became a portfolio of the Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

  The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:



Year Ended November 30                                                                1999                 1998
Shares sold                                                                       1,273,043,092       1,501,544,374
Shares issued to shareholders in payment of distributions declared                    3,204,808           3,374,747
Shares redeemed                                                                  (1,361,778,545)     (1,532,616,817)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                       (85,530,645)        (27,697,696)


INVESTMENT ADVISER AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Change of Independent Auditors (unaudited)

  On May 19, 1999, the Fund's Trustees, upon the recommendation of its Audit Committee, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended November 30, 1997 and November 30, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit, scope or accounting principles. During the Fund's fiscal years ended November 30, 1997 and November 30, 1998 there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and there were no reportable events of the kind described in items 304(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee, has engaged Deloitte & Touche, LLP ("D&T") as the independent auditors to audit the Fund's financial statements for the fiscal year November 30, 1999. During the Fund's fiscal years ended November 30, 1997 and November 30, 1998, neither the Fund nor anyone on its behalf had consulted D&T on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) if item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said item
304).


Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Government Cash Reserves (the "Fund") as of November 30, 1999, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended November 30, 1998, and the financial highlights for each of the periods in the four years ended November 30, 1998 were audited by other auditors whose report dated January 15, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2000

NOTES

NOTES

NOTES

PROSPECTUS

[LOGO OF FEDERATED]

Trust for
Government
Cash Reserves

A Portfolio of Money Market
Obligations Trust

JANUARY 31, 2000

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi- Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO AND ADDRESS OF FEDERATED]

Investment Company Act File No. 811-5950
Cusip 60934N773

9022103A (1/00)

Federated is a registered mark
of Federated Investors, Inc.
2000 (c) Federated Investors, Inc.


PROSPECTUS

Trust for Short-Term
U.S. Government Securities

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          3
What are the Fund's Investment Strategies?                      4
What are the Principal Securities in Which the Fund Invests?    4
What are the Specific Risks of Investing in the Fund?           5
What do Shares Cost?                                            5
How is the Fund Sold?                                           6
How to Purchase Shares                                          6
How to Redeem Shares                                            7
Account and Share Information                                   8
Who Manages the Fund?                                           9
Financial Information                                          10
Independent Auditors' Report                                   19

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JANUARY 31, 2000

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Trust for Short-Term U.S. Government Securities as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 3% up to 9%. The `x' axis represents calculation periods (for the last ten calendar years of the Fund beginning with the earliest year) through the calendar year ended 1999. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 8.00%, 5.86%, 3.58%, 2.86%, 3.91%, 5.64%, 5.06%, 5.22%, 5.15% and
4.80% respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.97% (quarter ended September 30, 1990). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period                                             Fund
1 Year                                                       4.80%
5 Years                                                      5.17%
10 Years                                                     5.00%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.08%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

The Bar Chart and Performance Table reflect historical performance data for Trust for Short-Term U.S. Government Securities before its reorganization as a portfolio of Money Market Obligations Trust on April 26, 1999.

What are the Fund's Fees and Expenses?

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)                                        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                          None
Exchange
Fee
None


Annual Fund Operating Expenses (Before
Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management
Fee/1/
0.40%
Distribution (12b-1)
Fee                                                               None
Shareholder Services
Fee/2/                                                             0.25%
Other
Expenses
0.11%
Total Annual Fund Operating
Expenses                                                    0.76%
Total Waiver of Fund Expenses
(contractual)                                             0.31%
Total Actual Annual Fund Operating Expenses (after
waivers)                                                                  0.45%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.29% for the fiscal year ended November 30, 1999. Shareholders must approve any change to the contractual waiver.
2 The shareholder services fee has been reduced. The shareholder services fee paid by the Fund (after the reduction) was 0.05% for the fiscal year ended November 30, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year                                                      $  46
 3 Years                                                     $ 144
 5 Years                                                     $ 252
10 Years                                                     $ 567

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

  The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the economic outlook;
 . current short-term interest rates;
 . the Federal Reserve Board's policies regarding short-term interest rates; and
 . the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The Fund may invest in the following types of fixed income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

  The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 3:00 p.m.
  (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number or Group Number

 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:
 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

  If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

 Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration;

 . amount to be redeemed; and

 . signatures of all Shareholders exactly as registered

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last 30 days; or

 . a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;

 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISER FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended November 30                       1999             1998               1997             1996              1995
Net Asset Value, Beginning of Period       $   1.00         $   1.00           $   1.00          $1.00          $   1.00
Income From Investment Operation:
Net investment income                          0.05             0.05               0.05           0.05              0.06
Less Distributions:
Distributions from net investment income      (0.05)           (0.05)             (0.05)         (0.05)            (0.06)
Net Asset Value, End of Period             $   1.00         $   1.00           $   1.00          $1.00          $   1.00
Total Return/1/                                4.75%            5.20%              5.20%          5.09%             5.63%

Ratios to Average Net Assets:
Expenses                                       0.45%            0.45%              0.45%          0.45%             0.45%
Net investment income                          4.65%            5.09%              5.07%          4.98%             5.47%
Supplemental Data:
Net assets, end of period (000 omitted)    $583,103         $597,685           $675,988         $844,108          $952,757

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements




Portfolio of Investments

NOVEMBER 30, 1999

Principal
Amount
Value
                                                         GOVERNMENT AGENCIES - 64.6%

$     4,000,000      Federal Farm Credit System, 5.400%,
7/3/2000                                                   $    3,996,448
     55,000,000   1  Federal Home Loan Bank System Discount Notes, 5.490% - 5.615%, 1/21/2000 -3/1/2000                54,387,566
     23,000,000   2  Federal Home Loan Bank System Floating Rate Notes, 5.215% - 5.303%, 12/15/1999-                   22,990,905
                     2/12/2000
     34,500,000      Federal Home Loan Bank System, 4.790% - 6.125%, 1/14/2000 -10/27/2000                             34,491,200
     59,626,000   1  Federal Home Loan Mortgage Corp. Discount Notes, 5.110% - 5.590%, 1/10/2000-                      58,907,420
                     8/4/2000
     20,000,000   2  Federal Home Loan Mortgage Corp. Floating Rate Notes, 5.278% - 5.423%, 12/17/1999-                19,994,106
                     12/22/1999
     82,500,000   1  Federal National Mortgage Association Discount Notes, 4.610% - 5.632%, 1/18/2000-                 81,474,251
                     6/22/2000
     34,000,000   2  Federal National Mortgage Association Floating Rate Notes, 5.240% -5.939%,                       33,984,004
                     12/15/1999 - 2/12/2000
     16,000,000      Federal National Mortgage Association, 4.820% - 5.180%, 1/28/2000 -5/5/2000                       15,995,691
     48,500,000   2  Student Loan Marketing Association Floating Rate Notes, 5.720% - 6.055%, 12/7/1999-               48,483,872
                     12/16/1999      2,000,000      Student Loan Marketing Association, 6.045%,  11/3/2000             1,998,910
                     TOTAL GOVERNMENT AGENCIES                                                                         376,704,373

                     REPURCHASE AGREEMENTS41.4%3
     20,000,000      Bank of America, 5.780%, dated 11/30/1999, due 12/1/1999                                           20,000,000
     20,000,000      Bear, Stearns and Co., 5.740%, dated 11/30/1999, due 12/1/1999                                     20,000,000
      4,500,000      Deutsche Bank Financial, Inc., 5.680%, dated 11/30/1999, due 12/1/1999                              4,500,000
     10,000,000   4  Goldman Sachs Group, LP, 5.650%, dated 9/20/1999, due 1/19/2000                                    10,000,000
     19,000,000   4  Goldman Sachs Group, LP, 5.650%, dated 9/22/1999, due 1/21/2000                                    19,000,000
     13,000,000   4  Morgan Stanley Group, Inc., 5.590%, dated 11/17/1999, due 1/18/2000                                13,000,000
    120,000,000      PaineWebber Group, Inc., 5.740%, dated 11/30/1999, due 12/1/1999                                  120,000,000
     20,000,000      Paribas Corp., 5.780%, dated 11/30/1999, due 12/1/1999                                             20,000,000
     15,000,000      Toronto Dominion Securities (USA), Inc., 5.780%, dated 11/30/1999, due 12/1/1999                   15,000,000
                     TOTAL REPURCHASE AGREEMENTS                                                                       241,500,000
                     TOTAL INVESTMENTS (AT AMORTIZED COST)5                                                         $  618,204,373

1 Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint account with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($583,102,602) at November 30, 1999.

The following acronym is used throughout this portfolio:

LP-Limited Partnership

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities



NOVEMBER 30, 1999

Assets:
Investments in repurchase agreements                                                            $    241,500,000
Investments in securities                                                                            376,704,373
Total investments in securities, at amortized cost and value                                         618,204,373
Cash                                                                                                      94,605
Income receivable                                                                                      1,582,335
Receivable for shares sold                                                                               456,692
 TOTAL ASSETS                                                                                        620,338,005
Liabilities:
Payable for investments purchased                                        $  34,745,533
Income distribution payable                                                  2,440,853
Accrued expenses                                                                49,017
 TOTAL LIABILITIES                                                                                    37,235,403
Net Assets for 583,102,602 shares outstanding                                                   $    583,102,602
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$583,102,602 / 583,102,602 shares outstanding                                                              $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest                                                                                        $ 30,017,888
Expenses:
Investment adviser fee                                                 $  2,353,621
Administrative personnel and services fee                                   443,658
Custodian fees                                                               41,453
Directors'/Trustees' fees                                                    16,241
Auditing fees                                                                14,881
Legal fees                                                                   10,073
Portfolio accounting fees                                                    98,896
Shareholder services fee                                                  1,471,013
Share registration costs                                                     22,705
Printing and postage                                                         20,804
Insurance premiums                                                            2,633
Miscellaneous                                                                 3,127
 TOTAL EXPENSES                                                           4,499,105
Waivers:
Waiver of investment adviser fee              $   (665,987)
Waiver of shareholder services fee              (1,176,811)
 TOTAL WAIVERS                                                           (1,842,798)
Net expenses                                                                                       2,656,307
Net investment income                                                                           $ 27,361,581

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30                                                     1999                         1998
Increase (Decrease) in Net Assets
Operations:
Net investment income                                               $     27,361,581             $     33,320,259
Distributions to Shareholders:
Distributions from net investment income                                 (27,361,581)                 (33,320,259)
Share Transactions:
Proceeds from sale of shares                                           1,855,387,107                2,254,528,698
Net asset value of shares issued to shareholders in payment of             4,880,070                    4,826,995
 distributions declared
Cost of shares redeemed                                               (1,874,849,394)              (2,337,658,641)
 CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                  (14,582,217)                 (78,302,948)
Change in net assets                                                     (14,582,217)                 (78,302,948)
Net Assets:
Beginning of period                                                      597,684,819                  675,987,767
End of period                                                       $    583,102,602             $    597,684,819

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1999

ORGANIZATION

Trust For Short-Term U.S. Government Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective April 26, 1999, the Fund became a portfolio of Money Market Obligations Trust (the "Trust"). Effective February 1, 2000, the Trust will consist of forty portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended November 30
1999                     1998
Shares sold
1,855,387,107            2,254,528,698
Shares issued to shareholders in payment of distributions declared
4,880,070                4,826,995
Shares redeemed
(1,874,849,394)          (2,337,658,641)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS
(14,582,217)             (78,302,948)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid is to obtain certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of- pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF TRUST FOR SHORT TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Short Term U.S. Government Securities (the "Fund") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 1999 and 1998 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
January 14, 2000

NOTES

NOTES

NOTES

PROSPECTUS

A Statement of Additional Information (SAI) dated January 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi- Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[LOGO OF FEDERATED AND ADDRESS]

Investment Company Act File No. 811-5950
Cusip 60934N781

8010415A (1/00)

[LOGO OF FEDERATED AND ADDRESS]

TRUST FOR
SHORT-TERM
U.S. GOVERNMENT
SECURITIES

A Portfolio of Money Market
Obligations Trust

JANUARY 31, 2000